Description of Business and Organization (Details) ¥ in Millions, $ in Millions				9 Months Ended	12 Months Ended
	Nov. 06, 2020 shares	May 10, 2019 USD ($)	May 10, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023
Description of Business and Organization [Line Items]
Contributed amount				$ 9.1
Incurred a net loss				$ 4.5
BOTBRAIN AI LIMITED [Member]
Description of Business and Organization [Line Items]
Aggregate purchase price		$ 2.5	¥ 16.4
Cash paid		$ 1.5	¥ 9.6
Obtain percentage	20.00%	47.36%	47.36%
Ordinary shares | shares	1,789,618
LK Technology [Member]
Description of Business and Organization [Line Items]
Asset exchange transaction description					On August 28, 2019, the Company entered into a Share Purchase Agreement, pursuant to which the Company will acquire 100% of the equity interests of Saleya Holdings Limited (“Saleya”) from Saleya’s shareholders for an aggregate purchase price of approximately $120 million. On March 17, 2021, the Company completed the acquisition of its 100% equity interest in Saleya for a consideration of (i) a cash amount of $102 million (RMB666 million), (ii) 9,819,926 LKCO ordinary shares and (iii) 1,500,310 LKCO preferred shares pursuant to a supplemental agreement dated February 24, 2021. The main operating subsidiary, eMapgo Technologies (Beijing) Co., Ltd. is a provider of navigation and electronic map services in China, as well as a provider of Internet map services and geographic information system engineering.
BOTBRAIN AI LIMITED [Member]
Description of Business and Organization [Line Items]
Percentage of acquired issued and outstanding shares	67.36%	67.36%	67.36%